Accrued Expenses and Other Current Liabilities - Warranty expense activity (Details) - BFLY Operations Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance, beginning of period	$ 876	$ 133
Warranty provision charged to operations	2,498	2,203
Warranty claims	(1,548)	(1,460)
Balance, end of period	$ 1,826	$ 876